Note 5 - Long-term Bank Loans (Details Textual)			6 Months Ended
	Jun. 20, 2023 USD ($)	Mar. 03, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Interest Expense			$ 2,859,207	$ 1,405,623
Restricted Cash [Member]
Cash Deposits			$ 2,830,938		$ 3,080,863
HSBC Bank PLC [Member]
Repayments of Debt		$ 11,630,000
HSBC Bank PLC [Member] | Term Loan [Member]
Debt Instrument, Face Amount	$ 14,000,000
Debt Instrument, Number of Periodic Payments	16
Debt Instrument, Periodic Payment	$ 240,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 10,160,000
Debt Instrument, Covenant, Security Cover Ratio	125.00%
Payments of Debt Issuance Costs	$ 126,000
HSBC Bank PLC [Member] | Term Loan [Member] | Minimum [Member]
Debt Instrument, Covenant, Security Cover Ratio			120.00%
HSBC Bank PLC [Member] | Term Loan [Member] | Maximum [Member]
Debt Instrument, Covenant, Security Cover Ratio			125.00%
HSBC Bank PLC [Member] | Term Loan [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%